Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of net loss per share
	Years Ended December 31,
	2017	2016
Net loss - basic and diluted	$(5,894,253)	$(1,452,776)
Weighted average shares outstanding – basic and diluted	6,452,581	5,577,856
Per share data:
Basic and diluted	$(0.91)	$(0.26)